Segment Reporting - Purchase of Intangible and Tangible Assets by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Purchase of intangible assets	€ 3,647	€ 2,292	€ 1,641
Purchase of tangible assets	2,831	3,477	3,467
Total purchase of intangible and tangible assets	6,478	5,769	5,108
of which capital expenditures	6,408	5,701	4,876
Assets held under finance lease [member]
Disclosure of operating segments [line items]
of which increases in finance leasing contracts	70	68	232
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Purchase of intangible assets	3,385	1,763	1,113
Purchase of tangible assets	2,194	2,842	2,792
Total purchase of intangible and tangible assets	5,579	4,605	3,905
of which capital expenditures	5,518	4,551	3,709
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Purchase of intangible assets	262	529	528
Purchase of tangible assets	637	635	675
Total purchase of intangible and tangible assets	899	1,164	1,203
of which capital expenditures	890	1,150	1,167
Operating segments [member] | Assets held under finance lease [member] | Domestic [member]
Disclosure of operating segments [line items]
of which increases in finance leasing contracts	61	54	196
Operating segments [member] | Assets held under finance lease [member] | Brazil [member]
Disclosure of operating segments [line items]
of which increases in finance leasing contracts	€ 9	€ 14	€ 36